Offerings	Feb. 18, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.01531%
Offering Note	(1) The debt securities may be issued by Boston Scientific Corporation or American Medical Systems Europe B.V. Debt securities issued by Boston Scientific Corporation may be guaranteed by American Medical Systems Europe B.V. Debt securities issued by American Medical Systems Europe B.V. may be guaranteed by Boston Scientific Corporation. No separate consideration will be received for any guarantee of debt securities. Accordingly, pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate filing fee is required. (2) The registrants are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (3) An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Fee Rate	0.01531%
Offering Note	(1) The debt securities may be issued by Boston Scientific Corporation or American Medical Systems Europe B.V. Debt securities issued by Boston Scientific Corporation may be guaranteed by American Medical Systems Europe B.V. Debt securities issued by American Medical Systems Europe B.V. may be guaranteed by Boston Scientific Corporation. No separate consideration will be received for any guarantee of debt securities. Accordingly, pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate filing fee is required. (2) The registrants are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (3) An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees
Fee Rate	0.01531%
Offering Note	(1) The debt securities may be issued by Boston Scientific Corporation or American Medical Systems Europe B.V. Debt securities issued by Boston Scientific Corporation may be guaranteed by American Medical Systems Europe B.V. Debt securities issued by American Medical Systems Europe B.V. may be guaranteed by Boston Scientific Corporation. No separate consideration will be received for any guarantee of debt securities. Accordingly, pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate filing fee is required. (2) The registrants are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (3) An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.